Form N-1A Cover	Nov. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 22, 2026
Prospectus Date	Nov. 07, 2025